UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

FORM N-Q

DECEMBER 31, 2015

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.1%
Faurecia	28,479	$1,140,965	(a)
Linamar Corp.	20,900	1,128,754
NHK Spring Co., Ltd.	110,400	1,105,826	(a)
Nokian Renkaat OYJ	30,999	1,101,090	(a)

Total Auto Components		4,476,635

Automobiles - 3.5%
Daimler AG, Registered Shares	28,349	2,366,298	(a)
Fuji Heavy Industries Ltd.	59,900	2,462,390	(a)
Mazda Motor Corp.	69,349	1,426,636	(a)
Peugeot SA	80,608	1,413,366	*(a)
Renault SA	17,924	1,796,792	(a)
Toyota Motor Corp.	65,875	4,043,411	(a)

Total Automobiles		13,508,893

Distributors - 0.4%
Inchcape PLC	129,100	1,484,337	(a)

Hotels, Restaurants & Leisure - 1.1%
Carnival PLC	33,255	1,888,137	(a)
Sodexo SA	15,674	1,524,750	(a)
Star Entertainment Group Ltd.	286,065	1,052,872	(a)

Total Hotels, Restaurants & Leisure		4,465,759

Household Durables - 3.8%
Casio Computer Co., Ltd.	88,200	2,058,874	(a)
Electrolux AB	45,100	1,082,527	(a)
Haseko Corp.	66,300	731,929	(a)
Iida Group Holdings Co., Ltd.	97,900	1,813,366	(a)
JM AB	31,100	922,878	(a)
Panasonic Corp.	147,600	1,497,978	(a)
Persimmon PLC	51,248	1,530,465	(a)
Sekisui House Ltd.	95,500	1,604,804	(a)
Sony Corp.	66,200	1,621,793	(a)
Taylor Wimpey PLC	634,710	1,895,351	(a)

Total Household Durables		14,759,965

Leisure Products - 0.7%
Bandai Namco Holdings Inc.	65,700	1,380,490	(a)
FUJIFILM Holdings Corp.	36,700	1,528,580	(a)

Total Leisure Products		2,909,070

Media - 1.5%
Altice NV, Class A Shares	37,044	529,721	*(a)
Altice NV, Class B Shares	12,348	178,654	*(a)
Mediaset Espana Comunicacion SA	108,204	1,171,947	(a)
Mediaset SpA	225,892	935,536	(a)
Vivendi	41,413	891,760	(a)
WPP PLC	87,546	2,015,109	(a)

Total Media		5,722,727

Multiline Retail - 0.3%
Dollarama Inc.	17,800	1,028,353

Textiles, Apparel & Luxury Goods - 0.9%
Pandora A/S	19,600	2,473,211	(a)
Yue Yuen Industrial Holdings Ltd.	333,000	1,129,155	(a)

Total Textiles, Apparel & Luxury Goods		3,602,366

TOTAL CONSUMER DISCRETIONARY		51,958,105

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 10.0%
Beverages - 0.8%
Anheuser-Busch InBev NV	16,815	$2,077,073	(a)
Britvic PLC	88,416	946,555	(a)

Total Beverages		3,023,628

Food & Staples Retailing - 2.8%
Alimentation Couche-Tard Inc., Class B Shares	39,300	1,729,973
Booker Group PLC	343,753	918,552	(a)
Distribuidora Internacional de Alimentacion SA	126,035	740,462	(a)
J Sainsbury PLC	306,963	1,169,705	(a)
Koninklijke Ahold NV	103,944	2,194,581	(a)
Matsumotokiyoshi Holdings Co., Ltd.	20,200	1,030,752	(a)
Metro Inc.	35,328	989,092
Tsuruha Holdings Inc.	13,400	1,164,405	(a)
William Morrison Supermarkets PLC	510,121	1,107,047	(a)

Total Food & Staples Retailing		11,044,569

Food Products - 2.6%
Ajinomoto Co. Inc.	65,000	1,538,434	(a)
Nestle SA, Registered Shares	104,898	7,775,424	(a)
NH Foods Ltd.	50,000	980,626	(a)

Total Food Products		10,294,484

Household Products - 1.0%
Pigeon Corp.	47,200	1,146,089	(a)
Reckitt Benckiser Group PLC	29,694	2,733,301	(a)

Total Household Products		3,879,390

Personal Products - 1.1%
Kao Corp.	37,900	1,944,892	(a)
Unilever NV, CVA	52,697	2,283,129	(a)

Total Personal Products		4,228,021

Tobacco - 1.7%
British American Tobacco PLC	40,097	2,226,949	(a)
Imperial Tobacco Group PLC	57,723	3,035,973	(a)
Swedish Match AB	32,700	1,156,911	(a)

Total Tobacco		6,419,833

TOTAL CONSUMER STAPLES		38,889,925

ENERGY - 4.8%
Energy Equipment & Services - 0.6%
John Wood Group PLC	88,881	797,023	(a)
Subsea 7 SA	126,790	891,762	*(a)
Transocean Ltd.	62,626	778,755	(a)

Total Energy Equipment & Services		2,467,540

Oil, Gas & Consumable Fuels - 4.2%
BG Group PLC	107,408	1,557,557	(a)
BP PLC	637,616	3,322,581	(a)
Indian Oil Corp., Ltd.	163,301	1,055,678	(a)
JX Holdings Inc.	386,800	1,617,593	(a)
Repsol SA	52,104	567,257	(a)
Royal Dutch Shell PLC, Class A Shares	204,218	4,678,385	(a)
Royal Dutch Shell PLC, Class B Shares	28,408	648,676	(a)
SK Innovation Co., Ltd.	14,721	1,607,980	*(a)
Total SA	28,659	1,276,353	(a)

Total Oil, Gas & Consumable Fuels		16,332,060

TOTAL ENERGY		18,799,600

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 23.8%
Banks - 8.7%
Banco Santander SA	181,194	$889,578	(a)
Bank Hapoalim Ltd.	139,690	721,453	(a)
Bank Leumi Le-Israel	358,274	1,242,762	*(a)
Bank of Kyoto Ltd.	117,000	1,083,821	(a)
BNP Paribas SA	48,388	2,738,954	(a)
Commonwealth Bank of Australia	24,762	1,529,817	(a)
Erste Group Bank AG	39,679	1,240,094	*(a)
Hokuhoku Financial Group Inc.	521,000	1,061,455	(a)
HSBC Holdings PLC	639,857	5,049,390	(a)
Lloyds Banking Group PLC	2,891,167	3,111,819	(a)
Mitsubishi UFJ Financial Group Inc.	218,300	1,351,036	(a)
Mizuho Financial Group Inc.	1,431,800	2,858,208	(a)
National Bank of Canada	28,400	827,350
Nordea Bank AB	141,126	1,539,917	(a)
Resona Holdings Inc.	283,700	1,377,040	(a)
Royal Bank of Canada	14,400	771,670
Societe Generale SA	35,141	1,620,966	(a)
Sumitomo Mitsui Financial Group Inc.	45,300	1,708,820	(a)
Sydbank A/S	27,135	869,479	(a)
United Overseas Bank Ltd.	91,300	1,256,898	(a)
Westpac Banking Corp.	45,104	1,093,295	(a)

Total Banks		33,943,822

Capital Markets - 3.7%
3i Group PLC	196,200	1,382,891	(a)
Deutsche Bank AG, Registered Shares	77,545	1,903,274	(a)
Intermediate Capital Group PLC	130,717	1,207,168	(a)
Julius Baer Group Ltd.	32,180	1,542,828	*(a)
Jupiter Fund Management PLC	114,390	756,319	(a)
Man Group PLC	410,722	1,053,510	(a)
Mediobanca SpA	123,554	1,184,615	(a)
Nomura Holdings Inc.	244,400	1,358,300	(a)
SBI Holdings Inc.	64,200	693,013	(a)
UBS Group AG, Registered Shares	172,617	3,321,825	(a)

Total Capital Markets		14,403,743

Consumer Finance - 0.3%
ORIX Corp.	90,700	1,272,353	(a)

Diversified Financial Services - 0.4%
ING Group NV, CVA	122,438	1,648,144	(a)

Insurance - 7.8%
Allianz SE, Registered Shares	13,307	2,357,410	(a)
AMP Ltd.	280,484	1,182,383	(a)
Assicurazioni Generali SpA	132,653	2,425,426	(a)
AXA SA	75,733	2,070,437	(a)
Dai-ichi Life Insurance Co., Ltd.	62,200	1,032,070	(a)
Direct Line Insurance Group PLC	296,537	1,771,303	(a)
Industrial Alliance Insurance and Financial Services Inc.	31,900	1,017,379
MS&AD Insurance Group Holdings Inc.	50,800	1,485,615	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	9,703	1,943,261	(a)
NN Group NV	41,367	1,454,691	(a)

Power Corp. of Canada	46,900	980,911
Prudential PLC	124,491	2,787,093	(a)
SCOR SE	50,201	1,877,975	(a)
Sompo Japan Nipponkoa Holdings Inc.	55,500	1,815,366	(a)
Swiss Life Holding, Registered Shares	6,166	1,654,830	*(a)
Swiss Re AG	22,163	2,155,976	(a)
T&D Holdings Inc.	97,400	1,280,357	(a)
Tokio Marine Holdings Inc.	30,600	1,179,032	(a)

Total Insurance		30,471,515

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 0.4%
Ascendas Real Estate Investment Trust	910,100	$1,457,570	(a)

Real Estate Management & Development - 2.5%
Cheung Kong Property Holdings Ltd.	207,016	1,344,765	(a)
China Overseas Land & Investment Ltd.	428,000	1,480,571	(a)
CK Hutchison Holdings Ltd.	207,016	2,773,252	(a)
Hang Lung Properties Ltd.	469,000	1,063,727	(a)
Kerry Properties Ltd.	332,000	905,956	(a)
Nomura Real Estate Holdings Inc.	53,500	991,017	(a)
Wheelock & Co., Ltd.	288,000	1,213,876	(a)

Total Real Estate Management & Development		9,773,164

TOTAL FINANCIALS		92,970,311

HEALTH CARE - 12.7%
Biotechnology - 0.4%
Actelion Ltd., Registered Shares	11,517	1,584,721	*(a)

Health Care Equipment & Supplies - 0.7%
Hoya Corp.	43,200	1,761,208	(a)
Straumann Holding AG, Registered Shares	3,354	1,012,705	(a)

Total Health Care Equipment & Supplies		2,773,913

Health Care Providers & Services - 1.0%
Medipal Holdings Corp.	89,000	1,515,480	(a)
Rhoen-Klinikum AG	42,300	1,267,820	(a)
Suzuken Co., Ltd.	31,000	1,181,623	(a)

Total Health Care Providers & Services		3,964,923

Life Sciences Tools & Services - 1.1%
ICON PLC	27,543	2,140,091	*
Lonza Group AG, Registered Shares	13,643	2,217,995	*(a)

Total Life Sciences Tools & Services		4,358,086

Pharmaceuticals - 9.5%
Astellas Pharma Inc.	128,000	1,818,138	(a)
AstraZeneca PLC	22,668	1,532,560	(a)
Bayer AG, Registered Shares	15,502	1,944,901	(a)
GlaxoSmithKline PLC	75,708	1,529,150	(a)
Novartis AG, Registered Shares	60,027	5,130,904	(a)
Novo Nordisk A/S, Class B Shares	74,695	4,293,497	(a)
Roche Holding AG	22,149	6,104,002	(a)
Sanofi	52,084	4,444,107	(a)
Santen Pharmaceutical Co., Ltd.	63,000	1,036,063	(a)
Shionogi & Co., Ltd.	43,000	1,943,974	(a)
Shire PLC	34,810	2,385,663	(a)
Sino Biopharmaceutical Ltd.	1,428,000	1,287,201	(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	43,717	2,869,584
Valeant Pharmaceuticals International Inc.	6,908	701,733	*

Total Pharmaceuticals		37,021,477

TOTAL HEALTH CARE		49,703,120

INDUSTRIALS - 12.3%
Air Freight & Logistics - 0.3%
Royal Mail PLC	154,383	1,004,600	(a)

Airlines - 1.2%
easyJet PLC	52,920	1,354,632	(a)
International Consolidated Airlines Group SA	189,603	1,692,178	(a)
Japan Airlines Co., Ltd.	45,200	1,618,678	(a)

Total Airlines		4,665,488

Commercial Services & Supplies - 0.2%
Intrum Justitia AB	23,484	798,906	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Construction & Engineering - 2.3%
ACS, Actividades de Construccion y Servicios SA	39,003	$1,136,301	(a)
Boskalis Westminster NV	25,834	1,052,409	(a)
Bouygues SA	20,035	794,084	(a)
Eiffage SA	14,357	925,881	(a)
Ferrovial SA	57,200	1,290,953	(a)
Obayashi Corp.	215,000	1,983,524	(a)
Vinci SA	27,385	1,756,176	(a)

Total Construction & Engineering		8,939,328

Electrical Equipment - 1.3%
Nordex SE	41,548	1,476,901	*(a)
Osram Licht AG	13,273	558,497	(a)
Prysmian SpA	50,611	1,107,058	(a)
Vestas Wind Systems A/S	25,200	1,759,408	(a)

Total Electrical Equipment		4,901,864

Industrial Conglomerates - 1.2%
Koninklijke Philips NV	59,792	1,520,237	(a)
Rheinmetall AG	14,664	976,564	(a)
Siemens AG, Registered Shares	14,254	1,382,938	(a)
Wendel SA	8,448	1,003,466	(a)

Total Industrial Conglomerates		4,883,205

Machinery - 2.3%
Alfa Laval AB	69,320	1,258,650	(a)
FANUC Corp.	5,000	861,956	(a)
Georg Fischer AG, Registered Shares	1,425	961,103	(a)
JTEKT Corp.	60,000	982,003	(a)
Kawasaki Heavy Industries Ltd.	186,000	687,834	(a)
Minebea Co., Ltd.	94,000	807,172	(a)
NGK Insulators Ltd.	65,000	1,466,213	(a)
NSK Ltd.	119,166	1,292,476	(a)
Yangzijiang Shipbuilding Holdings Ltd.	1,058,000	816,894	(a)

Total Machinery		9,134,301

Marine - 0.8%
A.P. Moeller - Maersk A/S, Class B Shares	1,066	1,384,209	(a)
Kawasaki Kisen Kaisha Ltd.	382,000	816,487	(a)
Nippon Yusen Kabushiki Kaisha	449,000	1,088,288	(a)

Total Marine		3,288,984

Professional Services - 0.3%
Adecco SA, Registered Shares	18,086	1,241,853	*(a)

Road & Rail - 1.3%
Central Japan Railway Co.	14,500	2,568,527	(a)
Nippon Express Co., Ltd.	218,000	1,022,837	(a)
West Japan Railway Co.	19,900	1,372,669	(a)

Total Road & Rail		4,964,033

Trading Companies & Distributors - 0.8%
Grafton Group PLC	82,864	901,779	(a)
Sojitz Corp.	446,500	935,939	(a)
Wolseley PLC	20,323	1,104,735	(a)

Total Trading Companies & Distributors		2,942,453

Transportation Infrastructure - 0.3%
Groupe Eurotunnel SE, Registered Shares	96,389	1,196,208	(a)

TOTAL INDUSTRIALS		47,961,223

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.3%
Nokia OYJ	144,407	1,028,038	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.8%
Alps Electric Co., Ltd.	66,000	$1,784,966	(a)
AU Optronics Corp.	2,601,000	763,318	(a)
Murata Manufacturing Co., Ltd.	4,400	631,518	(a)

Total Electronic Equipment, Instruments & Components		3,179,802

Internet Software & Services - 0.4%
United Internet AG, Registered Shares	27,241	1,498,015	(a)

IT Services - 0.5%
Cap Gemini SA	20,425	1,889,886	(a)

Office Electronics - 0.3%
Konica Minolta Inc.	123,500	1,238,708	(a)

Semiconductors & Semiconductor Equipment - 1.1%
Dialog Semiconductor PLC	18,464	621,803	*(a)
Novatek Microelectronics Corp.	184,000	714,677	(a)
NXP Semiconductors NV	17,946	1,511,951	*
Tokyo Electron Ltd.	24,500	1,470,320	(a)

Total Semiconductors & Semiconductor Equipment		4,318,751

Software - 1.4%
Check Point Software Technologies Ltd.	15,421	1,254,961	*
Constellation Software Inc.	4,005	1,669,729
Nintendo Co., Ltd.	10,500	1,445,450	(a)
SAP SE	11,826	941,955	(a)

Total Software		5,312,095

Technology Hardware, Storage & Peripherals - 0.3%
NEC Corp.	429,000	1,362,628	(a)

TOTAL INFORMATION TECHNOLOGY		19,827,923

MATERIALS - 6.4%
Chemicals - 2.2%
BASF SE	10,925	835,214	(a)
EMS-Chemie Holding AG, Registered Shares	2,737	1,198,461	(a)
Evonik Industries AG	32,356	1,073,706	(a)
Givaudan SA, Registered Shares	1,169	2,103,433	*(a)
Nitto Denko Corp.	15,400	1,123,350	(a)
Sika AG	230	824,516	(a)
Sumitomo Chemical Co., Ltd.	281,000	1,612,720	(a)

Total Chemicals		8,771,400

Construction Materials - 1.0%
Boral Ltd.	298,123	1,275,321	(a)
CRH PLC	69,976	2,022,669	(a)
CSR Ltd.	377,200	787,949	(a)

Total Construction Materials		4,085,939

Containers & Packaging - 0.8%
Amcor Ltd.	84,768	824,712	(a)
Orora Ltd.	605,266	983,982	(a)
Rexam PLC	154,423	1,369,825	(a)

Total Containers & Packaging		3,178,519

Metals & Mining - 1.8%
BHP Billiton Ltd.	90,281	1,172,778	(a)
BHP Billiton PLC	55,567	623,858	(a)
Boliden AB	63,740	1,056,845	(a)
Kobe Steel Ltd.	525,000	570,388	(a)
Norsk Hydro ASA	201,000	747,564	(a)
Rio Tinto PLC	76,760	2,236,990	(a)
Sims Metal Management Ltd.	93,938	489,658	(a)

Total Metals & Mining		6,898,081

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.6%
Svenska Cellulosa AB SCA, Class B Shares	75,886	$2,203,799	(a)

TOTAL MATERIALS		25,137,738

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.1%
Bezeq Israeli Telecommunication Corp., Ltd.	593,668	1,306,500	(a)
BT Group PLC	237,787	1,643,396	(a)
Elisa OYJ	40,572	1,525,840	(a)
Koninklijke KPN NV	379,424	1,432,717	(a)
Nippon Telegraph & Telephone Corp.	57,200	2,270,945	(a)
Orange SA	94,865	1,591,487	(a)
PCCW Ltd.	2,006,000	1,175,137	(a)
Telenor ASA	72,016	1,198,076	(a)

Total Diversified Telecommunication Services		12,144,098

Wireless Telecommunication Services - 1.4%
Freenet AG	28,030	950,389	(a)
KDDI Corp.	52,800	1,366,832	(a)
NTT DoCoMo Inc.	90,800	1,860,996	(a)
Vodafone Group PLC	367,301	1,188,044	(a)

Total Wireless Telecommunication Services		5,366,261

TOTAL TELECOMMUNICATION SERVICES		17,510,359

UTILITIES - 4.5%
Electric Utilities - 2.5%
Chubu Electric Power Co. Inc.	84,800	1,159,929	(a)
E.ON SE	89,580	866,938	(a)
Hokuriku Electric Power Co.	69,400	1,025,031	(a)
Iberdrola SA	326,269	2,313,025	(a)
Kansai Electric Power Co. Inc.	111,800	1,337,706	*(a)
Scottish & Southern Energy PLC	72,103	1,614,572	(a)
Tohoku Electric Power Co. Inc.	101,700	1,271,357	(a)

Total Electric Utilities		9,588,558

Gas Utilities - 0.8%
Enagas SA	45,205	1,271,972	(a)
Snam SpA	359,586	1,880,497	(a)

Total Gas Utilities		3,152,469

Multi-Utilities - 1.2%
Centrica PLC	416,494	1,337,786	(a)
National Grid PLC	135,210	1,859,708	(a)
Veolia Environnement SA	71,352	1,691,273	(a)

Total Multi-Utilities		4,888,767

TOTAL UTILITIES		17,629,794

TOTAL COMMON STOCKS (Cost - $361,699,113)		380,388,098

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Schaeffler AG (Cost - $1,035,834)	57,425	1,008,756	*(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		EXPIRATION DATE	RIGHTS	VALUE
RIGHTS - 0.0%
Ascendas Real Estate Invtestment (Cost - $0)		1/13/16	34,128	$1,492	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $362,734,947)				381,398,346

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $8,162,460)	0.225%		8,162,460	8,162,460

TOTAL INVESTMENTS - 99.8% (Cost - $370,897,407#)				389,560,806
Other Assets in Excess of Liabilities - 0.2%				784,296

TOTAL NET ASSETS - 100.0%				$390,345,102

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,157,107	$49,800,998	—	$51,958,105
Consumer staples	2,719,065	36,170,860	—	38,889,925
Financials	3,597,310	89,373,001	—	92,970,311
Health care	5,711,408	43,991,712	—	49,703,120
Information technology	4,436,641	15,391,282	—	19,827,923
Other common stocks	—	127,038,714	—	127,038,714
Preferred stocks	—	1,008,756	—	1,008,756
Rights	—	1,492	—	1,492

Total long-term investments	$18,621,531	$362,776,815	—	$381,398,346

Short-term investments†	8,162,460	—	—	8,162,460

Total investments	$26,783,991	$362,776,815	—	$389,560,806

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $362,776,815 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,211,629
Gross unrealized depreciation	(29,548,230)

Net unrealized appreciation	$18,663,399

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016